Aristotle Portfolio Optimization Conservative Fund
Schedule of Investments
June 30, 2025 (Unaudited)

AFFILIATED OPEN-END FUNDS - 79.3%	Shares	Value
Affiliated Equity Open-End Funds - 12.4%
Aristotle Core Equity Fund - Class I (a)	527,052	$8,074,435
Aristotle Growth Equity Fund - Class I (a)	303,824	4,906,751
Aristotle International Equity Fund - Class I (a)	194,341	2,466,191
		15,447,377

Affiliated Fixed Income Open-End Funds - 66.9%
Aristotle Core Bond Fund - Class I (a)	2,618,391	22,884,740
Aristotle Core Income Fund - Class I (a)(b)	3,542,116	34,287,687
Aristotle Floating Rate Income Fund - Class I (a)	327,059	3,077,629
Aristotle High Yield Bond Fund - Class I (a)	1,266,459	11,790,735
Aristotle Short Duration Income Fund - Class I (a)	1,140,554	11,690,675
		83,731,466
TOTAL AFFILIATED OPEN-END FUNDS (Cost $94,052,497)		99,178,843

EXCHANGE TRADED FUNDS - 20.6%	Shares	Value
Equity Exchange Traded Funds - 13.5%
iShares Core U.S. REIT ETF	10,862	614,355
iShares MSCI EAFE Value ETF	38,996	2,475,466
iShares Russell 1000 Value ETF	31,649	6,147,185
iShares Russell 2000 Value ETF	16,042	2,530,786
iShares Russell Mid-Cap Growth ETF	18,501	2,565,719
iShares Russell Mid-Cap Value ETF	9,619	1,271,054
Vanguard FTSE All World ex-US Small-Cap ETF	9,574	1,286,650
		16,891,215

Fixed Income Exchange Traded Funds - 7.1%
iShares J.P. Morgan USD Emerging Markets Bond ETF	62,066	5,748,553
iShares TIPS Bond ETF	28,886	3,178,615
		8,927,168
TOTAL EXCHANGE TRADED FUNDS (Cost $24,559,135)		25,818,383

TOTAL INVESTMENTS - 99.9% (Cost $118,611,632)		124,997,226
Money Market Deposit Account - 0.2% (c)		227,760
Liabilities in Excess of Other Assets - (0.1)%		(77,238)
TOTAL NET ASSETS - 100.0%		$125,147,748
two		–%
Percentages are stated as a percent of net assets.		–%

REIT - Real Estate Investment Trust

(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.20%.